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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1304 West Fairbanks Avenue Winter Park, FL	32789
(Address of principal executive offices)	(Zip code)

Citco Mutual Fund Services

83 General Warren Blvd., Suite 200

Malvern, PA 19355

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 12/31/2004

Date of reporting period: 6/30/2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.

Report to Stockholders

Semi – Annual Report
June 30, 2004
(Unaudited)

Timothy Plan Family of Funds:

Small-Cap Variable Series

LETTER FROM THE PRESIDENT

June 30, 2004 (Unaudited)

ARTHUR D. ALLY

Dear Timothy Plan Variable Series Shareholder:

To say that we are living in an unsettled topsy-turvy world would be an understatement. Let’s review some of the ‘stuff’ that is going on at this writing:

•	We remain in a war against terrorism – not only in Iraq and Afghanistan – but also in many other parts of our world.

•	We are in, what we believe to be, the early stages of an economic recovery but there are liberal voices in our land that claim this is simply not so.

•	Although interest rates remain at historic lows, they are beginning to move upward. We believe, however that this will prove to be gradual and not excessive.

•	We are in a presidential election year and the media is heavily selling the fact that this will be a very close race. As you probably know, the stock market does not like uncertainty.

•	In addition to all that, we live in a time where another terrorist attack within our borders is a distinct possibility and, in fact, could come at any time.

In spite of all that we, along with the managers of our underlying funds, maintain a positive outlook for the remainder of this year and into next year. We believe the markets will remain choppy as a result of the above issues but that the bias will be upward. Although there is no guarantee that this will be the case, the increasing strength of our overall economy gives us a lot of confidence.

As you can see from the report following this letter, our performance is in positive territory for the first six months of this year. We are hopeful that this trend will continue as an extension of our market recovery that began last year.

Nevertheless, please understand that we remain steadfast in our mission of providing a competitive investment vehicle while honoring our commitment to morally responsible investing.

Thank you for joining us in this endeavor and never forget who is the true Owner of this investment.

Sincerely,

Arthur D. Ally, President

SMALL CAP VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of June 30, 2004 (unaudited)

COMMON STOCKS - 92.51%

number of shares		market value
	BALL & ROLLER BEARINGS - 3.28%
6,000	Kaydon Corp.	$185,580

	BUILDING-MOBILE HOME/MANUFACTURING HOUSING - 3.64%
22,400	Champion Enterprises*	205,632

	BUSINESS SERVICES - 2.69%
5,700	NCO Group, Inc.*	152,133

	CANNED, FROZEN & PRESERVED FRUIT, VEGETABLES & FOOD SPECIALTIES - 2.06%
2,500	Corn Products International, Inc.	116,375

	DIVERSIFIED MANUFACTURING - 3.29%
10,000	Federal Signal Corp.	186,100

	ELECTRIC & OTHER SERVICES COMBINED - 3.54%
6,000	ALLETE, Inc.	199,800

	HEALTH CARE SERVICES - 2.35%
3,000	Covance, Inc.*	115,740
1,000	Sola International, Inc.*	17,230

		132,970

	INDUSTRIAL AUTOMATION & ROBOTICS - 0.36%
1,000	UNOVA, Inc.*	20,250

	INVESTMENT COMPANIES - 2.59%
9,500	MCG Capital Corp.	146,110

	MEDICAL - GENERIC DRUGS - 3.85%
5,000	Taro Pharmaceutical Industries Ltd.*	217,500

	MEDICAL SERVICES - 3.82%
7,000	Inverseek Research Group, Inc.*	215,880

	MISCELLANEOUS PLASTIC PRODUCTS - 4.13%
9,000	Spartech Corp.	233,460

	PHARMACEUTICAL PREPARATIONS - 2.14%
5,250	K-V Pharmaceutical Co. - Class A*	121,223

	PROPERTY/CASUALTY INSURANCE - 2.85%
15,000	Quanta Capital Holdings Ltd.*	161,100

	PUBLISHING - 4.73%
8,000	Interactive Data Corp.*	139,360
4,000	John Wiley & Sons, Inc. - Class A	128,000

		267,360

	RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 4.48%
11,800	CommScope, Inc.*	253,110

	REIT - DIVERSIFIED - 0.97%
2,500	Global Signal, Inc.	54,875

	REIT - HOTELS - 2.58%
14,500	Highland Hospitality Corp.	145,725

The accompanying notes are an integral part of these financial statements.

SMALL CAP VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of June 30, 2004 (unaudited)

COMMON STOCKS - 92.51% (cont.)

number of shares		market value
	RETAIL - EATING PLACES - 6.11%
6,500	Brinker International, Inc.*	$221,780
4,500	Ruby Tuesday, Inc.	123,525

		345,305

	RETAIL - FAMILY CLOTHING STORES - 4.60%
6,900	Stage Stores, Inc.*	259,854

	SEMICONDUCTOR EQUIPMENT/MATERIALS - 3.30%
15,000	Axcelis Technologies, Inc.*	186,600

	SERVICES - BUSINESS SERVICES - 5.95%
5,120	SOURCECORP, Inc.*	140,902
5,450	StarTek, Inc.	195,110

		336,012

	SERVICES - DATA PROCESSING - 3.14%
17,500	infoUSA, Inc.*	177,450

	SERVICES - DIVERSIFIED COMMERCIAL - 4.54%
7,500	The Brink’s Co.	256,875

	SPECIALTY STORES - 4.96%
4,900	Sonic Automotive, Inc.	108,535
5,600	United Auto Group, Inc.	171,640

		280,175

	TELECOMMUNICATION SERVICES - 2.33%
3,927	Manitoba Telecom Services Inc.*	131,900

	THIFTS & MORTGAGE FINANCE - 4.23%
5,500	The PMI Group, Inc.	239,360

	Total Common Stocks (cost $4,047,909)	5,228,714

SHORT TERM INVESTMENTS - 7.43%

number of shares/principal amount		market value
255,000	Federated Cash Trust Series II Treasury	255,000
165,040	First American Treasury Obligations Fund Cl A	165,040

	Total Short Term Investments (cost $420,040)	420,040

	TOTAL INVESTMENTS - 99.94% (identified cost $4,467,949)	5,648,754
	OTHER ASSETS LESS LIABILITIES, NET - 0.06%	3,237

	NET ASSETS - 100.00%	$5,651,991

*	Non-Income producing securities.

The accompanying notes are an integral part of these financial statements.

SMALL CAP VARIABLE SERIES

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2004 (unaudited)

ASSETS
amount
Investments in Securities at Value (identified cost $4,467,949) [NOTE 1]	$5,648,754
Receivables:
Interest	79
Dividends	9,161
Fund Shares Sold	—
Due from Advisor	7,905
Prepaid Expenses	13

Total Assets	5,665,912

LIABILITIES
amount
Payable for Fund Shares Redeemed	6,530
Accrued Expenses	7,391

Total Liabilities	13,921

NET ASSETS
amount
Net Assets	$5,651,991

SOURCES OF NET ASSETS
amount
At June 30, 2004, Net Assets Consisted of:
Paid-in Capital	$4,413,434
Undistributed Net Investment Loss	(8,223)
Accumulated Net Realized Gain	65,975
Net Unrealized Appreciation in Value of Investments	1,180,805

Net Assets	$5,651,991

Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)	343,940

Net Asset Value, Offering and Redemption Price Per Share ($5,651,991 / 343,940 Shares)	$16.43

The accompanying notes are an integral part of these financial statements.

SMALL CAP VARIABLE SERIES

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2004 (unaudited)

INVESTMENT INCOME
amount
Interest	$585
Dividends	24,140

Total Investment Income	24,725

EXPENSES
amount
Investment Advisory Fees [Note 3]	27,457
Fund Accounting, Transfer Agency, & Administration Fees	5,196
Custodian Fees	2,721
Report Printing Fees	624
Auditing Fees	1,813
Insurance Expense	533
Participation Fees	5,491
Legal Expense	541
Registration Expense	6
Miscellaneous Expense	1,499

Total Expenses	45,881
Expenses Waived by Advisor [Note 3]	(12,933)

Total Net Expenses	32,948

Net Investment Loss	(8,223)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount
Net Realized Gain on Investments	486,002
Change in Unrealized Appreciation of Investments	(14,539)

Net Realized and Unrealized Gain on Investments	471,463

Increase in Net Assets Resulting from Operations	$463,240

The accompanying notes are an integral part of these financial statements.

SMALL CAP VARIABLE SERIES

STATEMENT OF CHANGES IN NET ASSETS

For the Six Months Ended June 30, 2004 (unaudited)

INCREASE (DECREASE) IN NET ASSETS

	six months ended 6/30/04 (unaudited)	year ended 12/31/03
Operations:
Net Investment Loss	$(8,868)	$(5,887)
Net Realized Gain (Loss) on Investments	(405,169)	63,638
Net Change in Unrealized Appreciation (Depreciation) of Investments	2,068,297	(1,186,240)

Increase (Decrease) in Net Assets (resulting from operations)	1,654,260	(1,128,489)

Distributions to Shareholders:
Return of Capital	—	(35,110)
Net Realized Gains	—	(2,099)

Total Distributions to Shareholders	—	(37,209)

Capital Share Transactions:
Proceeds from Shares Sold	259,399	2,288,278
Dividends Reinvested	—	37,209
Cost of Shares Redeemed	(1,452,354)	(1,435,018)

Increase (Decrease) in Net Assets (resulting from capital share transactions)	(1,192,955)	890,469

Total Increase (Decrease) in Net Assets	461,305	(275,229)
Net Assets:
Beginning of Period	4,838,911	5,114,140

End of Period	$5,300,216	$4,838,911

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	9,602	22,825
Shares Reinvested	—	—
Shares Redeemed	(16,755)	(124,115)

Net Decrease in Number of Shares Outstanding	(7,153)	(101,290)

The accompanying notes are an integral part of these financial statements.

SMALL CAP VARIABLE SERIES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	six months ended 6/30/04 (unaudited)		year ended 12/31/03	year ended 37621	year ended 12/31/01	year ended 12/31/00	year ended 12/31/99
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.10		$10.70	$13.05	$12.29	$12.37	$10.38

Income from Investment Operations:
Net Investment Income (Loss)	(0.02)		(0.03)	(0.01)	(0.02)	0.07	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	1.35		4.43	(2.26)	1.42	0.94	2.07

Total from Investment Operations	1.33		4.40	(2.27)	1.40	1.01	2.01

Less Distributions:
Dividends from Net Investment Income	—		—	—	—	(0.08)	(0.02)
Dividends from Realized Gains	—		—	—	(0.64)	(1.01)	—
Return of Capital	—		—	(0.08)	—	—	—

Total Distributions	—		—	(0.08)	(0.64)	(1.09)	(0.02)

Net Asset Value at End of Period	$16.43		$15.10	$10.70	$13.05	$12.29	$12.37

Total Return (a)	8.81%		(41.12)%	17.38%	11.48%	8.16%	19.38%
Ratios/Supplimental Data:
Net Assets, End of Year (in 000s)	$5,652		$5,300	$4,839	$5,114	$3,326	$1,137
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	1.67	%(b)	1.56%	1.82%	2.00%	1.83%	2.60%
After Reimbursement and Waiver of Expenses by Advisor	1.20	%(b)	1.20%	1.20%	1.20%	1.20%	1.18%
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(0.77	)%(b)	(0.55)%	(0.73)%	0.94%	(0.11)%	(1.47)%
After Reimbursement and Waiver of Expenses by Advisor	(0.30	)%(b)	(0.19)%	(0.11)%	0.14%	(0.74)%	(0.05)%
Portfolio Turnover	29.58%		51.95%	69.14%	67.40%	85.82%	65.60%

(a)	For Periods of Less Than One Full Year, Total Returns Are Not Annualized.

(b)	Annualized.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)

SMALL CAP VARIABLE SERIES

Note 1 – Significant Accounting Policies

The Timothy Plan Small-Cap Variable Series (the “Fund”) was organized as a diversified series of The Timothy Plan (the “Trust”). The Trust is an open-ended investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 14, 1993 (the “Trust Agreement”). The Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by investing primarily in common stocks and American Depositary Receipts (ADRs) while abiding by ethical standards established for investments by the Fund. The Fund is one of one series of funds currently authorized by the Board of Trustees. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation.

Investments in securities traded on a national securities exchange are valued at the NASDAQ official closing price on the last business day of the period. Securities for which quotations are not available are valued at fair market value is determined in good faith by each Fund’s investment manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board of Trustees. Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value. Securities for which quotations are not available are valued at fair market value as determined in good faith by each Fund’s investment manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board of Trustees.

B. Investment Income and Securities Transactions.

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. Net Asset Value Per Share.

Net asset per share of the capital stock of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding.

D. Federal Income Taxes.

It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E. Use of Estimates.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Reclassifications.

The Fund has recorded a reclassification in the capital accounts. As of December 31, 2003, the Fund recorded permanent book/tax differences of $8,868 from net investment loss to paid-in-capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and realized gains on a tax basis, which is considered to be more informative to shareholders.

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)

SMALL CAP VARIABLE SERIES

G. Repurchase Agreements.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)

SMALL CAP VARIABLE SERIES

Note 2 – Purchases and Sales of Securities

Purchases and sales of securities, other than short-term investments, aggregated $1,458,530 and $1,636,187 respectively, for the six month period ended June 30, 2004.

Note 3 – Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, LTD., (“TPL”) is the investment Advisor for the Fund pursuant to an Amended and Restated Investment Advisory Agreement (the “Agreement”) effective June 11, 2001. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund. The Advisor has voluntarily agreed to reduce fees payable to it by the Fund and reimburse other expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses, to 1.20% of average daily net assets through June 30, 2004. As a result, the Advisor has waived a portion of their fee and reimbursed the Fund for expenses in excess of the limit in the amount of $12,933 for the six month period ended June 30, 2004. There is no guarantee that the Advisor will waive fees and/or reimburse expenses in the future.

Note 4 – Unrealized Appreciation (Depreciation)

At June 30, 2004, the cost for federal income tax purposes is $4,467,949. At June 30, 2004, the composition of gross unrealized appreciation (depreciation) of investment securities for tax purposes is as follows:

	Appreciation	Depreciation	Net Appreciation
The Timothy Plan Small-Cap Variable Series	$1,266,414	($85,609)	$1,180,805

Note 5 – Distributions to Shareholders

The tax character of distributions paid during 2003 and 2002 were as follows:

Small-Cap Variable Fund
2003
Ordinary Income	$—
Long-term Capital Gains	—
Return of Capital	—

$—

2002
Ordinary Income	$2,099
Long-term Capital Gains	—
Return of Capital	35,110

$37,209

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	$—
Undistributed Long-term Capital Gains	(413,553)
Unrealized Appreciation	1,188,870

$775,317

The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on post-October losses.

Note 6 – Capital Loss Carryforward

At December 31, 2003, the Fund had capital loss carryforwards of $413,553, which expires in 2011. To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders. The Fund has elected to defer post-October losses of $6,474, which will be available to offset gains in 2004.

1304 West Fairbanks Avenue

Winter Park, FL 32789

(800) TIM-PLAN

(800) 846-7526

Visit the Timothy Plan web site on the internet at:

www.timothyplan.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES

Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) as of August 26, 2004 registrant’s principal executive officer and principal financial officer found registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There has been no change in registrant’s internal control that occurred during the reporting period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a) File the exhibits below as part of this form

INSERT CERTIFICATIONS

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan.

By (Signature and Title)*	/s/ ARTHUR D. ALLY
Arthur D. Ally PRESIDENT

Date	8/26/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ ARTHUR D. ALLY
Arthur D. Ally PRESIDENT

Date	8/26/2004

By (Signature and Title)*	/s/ WESLEY W. PENNINGTON
Wesley W. Pennington TREASURER

Date	08/26/2004

*	Print the name and title of each signing officer under his or her signature.